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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5030

Columbia Funds Trust V
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	03/31/06

Date of reporting period:	06/30/05

Item 1. Schedule of Investments.

Insert here – schedule of investments

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Columbia Large Company Index Fund

		Shares	Value ($)*
Common Stocks – 99.9%
CONSUMER DISCRETIONARY – 11.4%
Auto Components – 0.2%
	Cooper Tire & Rubber Co.	5,000	92,850
	Dana Corp.	11,700	175,617
	Delphi Corp.	43,700	203,205
	Goodyear Tire & Rubber Co. (a)	13,700	204,130
	Johnson Controls, Inc.	15,000	844,950
	Visteon Corp. (a)	10,000	60,300
	Auto Components Total		1,581,052
Automobiles – 0.5%
	Ford Motor Co.	143,400	1,468,416
	General Motors Corp.	44,000	1,496,000
	Harley-Davidson, Inc.	22,200	1,101,120
	Automobiles Total		4,065,536
Distributors – 0.1%
	Genuine Parts Co.	13,600	558,824
	Distributors Total		558,824
Diversified Consumer Services – 0.2%
	Apollo Group, Inc., Class A (a)	12,700	993,394
	H&R Block, Inc.	12,900	752,715
	Diversified Consumer Services Total		1,746,106
Hotels, Restaurants & Leisure – 1.5%
	Carnival Corp.	41,000	2,236,550
	Darden Restaurants, Inc.	11,300	372,674
	Harrah’s Entertainment, Inc.	14,100	1,016,187
	Hilton Hotels Corp.	29,700	708,345
	International Game Technology Inc.	26,800	754,420
	Marriott International, Inc., Class A	15,500	1,057,410
	McDonald’s Corp.	98,700	2,738,925
	Starbucks Corp. (a)	30,400	1,570,464
	Starwood Hotels & Resorts Worldwide, Inc. (a)	16,800	983,976
	Wendy’s International, Inc.	9,000	428,850
	Yum! Brands, Inc.	22,600	1,177,008
	Hotels, Restaurants & Leisure Total		13,044,809
Household Durables – 0.6%
	Black & Decker Corp.	6,200	557,070
	Centex Corp.	10,000	706,700
	Fortune Brands, Inc.	11,300	1,003,440
	KB Home	6,500	495,495
	Leggett & Platt, Inc.	14,800	393,384

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Maytag Corp.	6,200	97,092
	Newell Rubbermaid, Inc.	21,400	510,176
	Pulte Homes, Inc.	9,200	775,100
	Snap-On, Inc.	4,500	154,350
	Stanley Works	5,900	268,686
	Whirlpool Corp.	5,200	364,572
	Household Durables Total		5,326,065
Internet & Catalog Retail – 0.4%
	eBay, Inc. (a)	94,600	3,122,746
	Internet & Catalog Retail Total		3,122,746
Leisure Equipment & Products – 0.2%
	Brunswick Corp.	7,600	329,232
	Eastman Kodak Co.	22,400	601,440
	Hasbro, Inc.	13,100	272,349
	Mattel, Inc. (a)	32,100	587,430
	Leisure Equipment & Products Total		1,790,451
Media – 3.7%
	Clear Channel Communications, Inc. (a)	39,700	1,227,921
	Comcast Corp., Class A (a)	171,800	5,274,260
	Dow Jones & Co., Inc.	5,500	194,975
	Gannett Co., Inc.	19,300	1,372,809
	Interpublic Group of Companies, Inc. (a)	32,900	400,722
	Knight-Ridder, Inc.	5,800	355,772
	McGraw-Hill Companies, Inc.	29,200	1,292,100
	Meredith Corp.	3,500	171,710
	New York Times Co., Class A	11,300	351,995
	News Corp., Class A	224,700	3,635,646
	Omnicom Group	14,300	1,141,998
	Time Warner, Inc. (a)	365,000	6,099,150
	Tribune Co.	23,200	816,176
	Univision Communications, Inc. (a)	22,600	622,630
	Viacom, Inc., Class B	125,600	4,021,712
	Walt Disney Co. (a)	159,000	4,003,620
	Media Total		30,983,196
Multiline Retail – 1.3%
	Big Lots, Inc. (a)	8,900	117,836
	Dillard’s, Inc., Class A	5,600	131,152
	Dollar General Corp.	23,500	478,460

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	Family Dollar Stores, Inc.	13,000	339,300
	Federated Department Stores, Inc.	13,300	974,624
	J.C. Penney Co., Inc.	20,500	1,077,890
	Kohl’s Corp. (a)	25,400	1,420,114
	May Department Stores Co.	23,300	935,728
	Nordstrom, Inc.	9,600	652,512
	Sears Holdings Corp. (a)	8,000	1,198,960
	Target Corp.	68,800	3,743,408
	Multiline Retail Total		11,069,984
Specialty Retail – 2.3%
	Autonation, Inc. (a)	17,400	357,048
	AutoZone, Inc. (a)	5,100	471,546
	Bed Bath & Beyond, Inc. (a)	23,000	960,940
	Best Buy Co., Inc.	23,300	1,597,215
	Circuit City Stores, Inc.	14,900	257,621
	Gap, Inc.	59,000	1,165,250
	Home Depot, Inc.	167,200	6,504,080
	Limited Brands	29,600	634,032
	Lowe’s Companies, Inc.	60,200	3,504,844
	Office Depot, Inc. (a)	24,600	561,864
	OfficeMax, Inc.	5,500	163,735
	RadioShack Corp.	12,100	280,357
	Sherwin-Williams Co.	9,800	461,482
	Staples, Inc.	57,400	1,223,768
	Tiffany & Co.	11,200	366,912
	TJX Companies, Inc.	36,600	891,210
	Toys “R” Us, Inc. (a)	17,300	458,104
	Specialty Retail Total		19,860,008
Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	29,400	986,958
	Jones Apparel Group, Inc.	9,400	291,776
	Liz Claiborne, Inc.	8,500	337,960
	NIKE, Inc., Class B	17,800	1,541,480
	Reebok International Ltd.	4,400	184,052
	V.F. Corp.	7,800	446,316
	Textiles, Apparel & Luxury Goods Total		3,788,542
	CONSUMER DISCRETIONARY TOTAL		96,937,322
CONSUMER STAPLES – 10.1%
Beverages – 2.2%

	Anheuser-Busch Companies, Inc.	60,500	2,767,875

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	Brown-Forman Corp., Class B	7,000	423,220
	Coca-Cola Co.	176,300	7,360,525
	Coca-Cola Enterprises, Inc.	27,500	605,275
	Molson Coors Brewing Co., Class B	6,100	378,200
	Pepsi Bottling Group, Inc.	15,300	437,733
	PepsiCo, Inc.	130,400	7,032,472
	Beverages Total		19,005,300
Food & Staples Retailing – 2.9%
	Albertson’s, Inc.	28,700	593,516
	Costco Wholesale Corp.	37,200	1,667,304
	CVS Corp.	63,100	1,834,317
	Kroger Co. (a)	56,800	1,080,904
	Safeway, Inc.	34,900	788,391
	Supervalu, Inc.	10,600	345,666
	Sysco Corp.	49,300	1,784,167
	Wal-Mart Stores, Inc.	260,600	12,560,920
	Walgreen Co.	79,600	3,660,804
	Food & Staples Retailing Total		24,315,989
Food Products – 1.2%
	Archer-Daniels-Midland Co.	48,600	1,039,068
	Campbell Soup Co.	25,300	778,481
	ConAgra Foods, Inc.	40,300	933,348
	General Mills, Inc.	28,800	1,347,552
	H.J. Heinz Co.	27,300	966,966
	Hershey Co.	16,900	1,049,490
	Kellogg Co.	27,200	1,208,768
	McCormick & Co., Inc.	10,500	343,140
	Sara Lee Corp.	61,300	1,214,353
	Wrigley (Wm.) Jr. Co.	15,300	1,053,252
	Food Products Total		9,934,418
Household Products – 1.8%
	Clorox Co.	12,000	668,640
	Colgate-Palmolive Co.	40,800	2,036,328
	Kimberly-Clark Corp.	37,300	2,334,607
	Procter & Gamble Co.	192,800	10,170,200
	Household Products Total		15,209,775
Personal Products – 0.6%
	Alberto-Culver Co., Class B	6,700	290,311
	Avon Products, Inc.	36,800	1,392,880

4

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
	Gillette Co.	77,700	3,933,951
	Personal Products Total		5,617,142
Tobacco – 1.4%
	Altria Group, Inc.	161,300	10,429,658
	Reynolds American, Inc.	9,100	717,080
	UST, Inc.	12,900	589,014
	Tobacco Total		11,735,752
	CONSUMER STAPLES TOTAL		85,818,376
ENERGY – 8.8%
Energy Equipment & Services – 1.3%
	Baker Hughes, Inc.	26,400	1,350,624
	BJ Services Co.	12,600	661,248
	Halliburton Co.	39,400	1,884,108
	Nabors Industries Ltd. (a)	11,600	703,192
	National-Oilwell Varco, Inc. (a)	13,400	637,036
	Noble Corp.	10,600	652,006
	Rowan Companies, Inc. (a)	8,400	249,564
	Schlumberger Ltd.	45,900	3,485,646
	Transocean, Inc. (a)	25,400	1,370,838
	Energy Equipment & Services Total		10,994,262
Oil, Gas & Consumable Fuels – 7.5%
	Amerada Hess Corp.	6,700	713,617
	Anadarko Petroleum Corp.	18,400	1,511,560
	Apache Corp.	25,600	1,653,760
	Ashland, Inc.	5,200	373,724
	Burlington Resources, Inc.	30,000	1,657,200
	ChevronTexaco Corp.	163,400	9,137,328
	ConocoPhillips	108,500	6,237,665
	Devon Energy Corp.	36,900	1,870,092
	El Paso Corp.	50,200	578,304
	EOG Resources, Inc.	18,600	1,056,480
	Exxon Mobil Corp.	495,900	28,499,373
	Kerr-McGee Corp.	9,100	694,421
	Kinder Morgan, Inc.	8,500	707,200
	Marathon Oil Corp.	25,890	1,381,749
	Occidental Petroleum Corp.	31,000	2,384,830
	Sunoco, Inc.	5,400	613,872
	Unocal Corp.	21,200	1,379,060
	Valero Energy Corp.	20,000	1,582,200
	Williams Companies, Inc.	44,500	845,500

5

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	XTO Energy, Inc.	28,099	955,085
	Oil, Gas & Consumable Fuels Total		63,833,020
	ENERGY TOTAL		74,827,282
FINANCIALS – 20.3%
Capital Markets – 2.8%
	Bank of New York Co., Inc.	60,600	1,744,068
	Bear Stearns Companies, Inc.	8,900	925,066
	Charles Schwab Corp.	88,800	1,001,664
	E*TRADE Financial Corp. (a)	28,700	401,513
	Federated Investors, Inc., Class B	7,400	222,074
	Franklin Resources, Inc.	15,400	1,185,492
	Goldman Sachs Group, Inc.	34,400	3,509,488
	Janus Capital Group, Inc.	17,700	266,208
	Lehman Brothers Holdings, Inc.	21,500	2,134,520
	Mellon Financial Corp.	33,000	946,770
	Merrill Lynch & Co., Inc.	73,600	4,048,736
	Morgan Stanley	85,300	4,475,691
	Northern Trust Corp.	15,800	720,322
	State Street Corp.	25,800	1,244,850
	T. Rowe Price Group, Inc.	9,600	600,960
	Capital Markets Total		23,427,422
Commercial Banks – 5.8%
	AmSouth Bancorp	27,500	715,000
	Bank of America Corp. (b)	313,300	14,289,613
	BB&T Corp.	42,600	1,702,722
	Comerica, Inc.	13,100	757,180
	Compass Bancshares, Inc.	9,700	436,500
	Fifth Third Bancorp	40,600	1,673,126
	First Horizon National Corp.	9,700	409,340
	Huntington Bancshares, Inc.	18,100	436,934
	KeyCorp	31,800	1,054,170
	M&T Bank Corp.	7,600	799,216
	Marshall & Ilsley Corp.	16,600	737,870
	National City Corp.	46,300	1,579,756
	North Fork Bancorporation, Inc.	37,200	1,044,948
	PNC Financial Services Group, Inc.	22,100	1,203,566
	Regions Financial Corp.	36,100	1,223,068
	SunTrust Banks, Inc.	26,500	1,914,360
	Synovus Financial Corp.	24,200	693,814

6

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	U.S. Bancorp	142,800	4,169,760
	Wachovia Corp.	122,800	6,090,880
	Wells Fargo & Co.	131,400	8,091,612
	Zions Bancorporation	7,000	514,710
	Commercial Banks Total		49,538,145
Consumer Finance – 1.3%
	American Express Co.	91,200	4,854,576
	Capital One Financial Corp.	19,600	1,568,196
	MBNA Corp.	98,700	2,581,992
	Providian Financial Corp. (a)	22,900	403,727
	SLM Corp.	32,700	1,661,160
	Consumer Finance Total		11,069,651
Diversified Financial Services – 3.6%
	CIT Group, Inc.	16,400	704,708
	Citigroup, Inc., Class A	405,200	18,732,396
	JPMorgan Chase & Co.	274,100	9,681,212
	Moody’s Corp.	21,500	966,640
	Principal Financial Group, Inc. (a)	22,900	959,510
	Diversified Financial Services Total		31,044,466
Insurance – 4.4%
	Ace Ltd.	22,400	1,004,640
	AFLAC, Inc.	39,100	1,692,248
	Allstate Corp.	52,100	3,112,975
	Ambac Financial Group, Inc.	8,400	585,984
	American International Group, Inc.	202,100	11,742,010
	Aon Corp.	24,800	620,992
	Chubb Corp.	15,200	1,301,272
	Cincinnati Financial Corp.	13,030	515,467
	Hartford Financial Services Group, Inc.	23,100	1,727,418
	Jefferson-Pilot Corp.	10,600	534,452
	Lincoln National Corp.	13,500	633,420
	Loews Corp.	12,400	961,000
	Marsh & McLennan Companies, Inc.	41,500	1,149,550
	MBIA, Inc.	10,500	622,755
	MetLife, Inc. (a)	57,100	2,566,074
	Progressive Corp.	15,500	1,531,555
	Prudential Financial, Inc. (a)	40,700	2,672,362
	SAFECO Corp.	9,900	537,966
	St. Paul Travelers Companies, Inc.	52,500	2,075,325
	Torchmark Corp.	8,100	422,820

7

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	UnumProvident Corp.	23,200	425,024
	XL Capital Ltd., Class A	10,900	811,178
	Insurance Total		37,246,487
Real Estate – 0.6%
	Apartment Investment & Management Co., Class A, REIT	7,400	302,808
	Archstone-Smith Trust, REIT	15,500	598,610
	Equity Office Properties Trust, REIT	31,700	1,049,270
	Equity Residential Property Trust, REIT	22,300	821,086
	Plum Creek Timber Co., Inc., REIT	14,300	519,090
	ProLogis Trust, REIT	14,500	583,480
	Simon Property Group, Inc., REIT	17,100	1,239,579
	Real Estate Total		5,113,923
Thrifts & Mortgage Finance – 1.8%
	Countrywide Financial Corp.	45,800	1,768,338
	Fannie Mae	75,400	4,403,360
	Freddie Mac	53,800	3,509,374
	Golden West Financial Corp.	22,000	1,416,360
	MGIC Investment Corp.	7,400	482,628
	Sovereign Bancorp, Inc.	28,400	634,456
	Washington Mutual, Inc.	68,300	2,779,127
	Thrifts & Mortgage Finance Total		14,993,643
	FINANCIALS TOTAL		172,433,737
HEALTH CARE – 13.4%
Biotechnology – 1.3%
	Amgen, Inc. (a)	96,400	5,828,344
	Applera Corp. - Applied Biosystems Group	15,400	302,918
	Biogen Idec, Inc. (a)	26,800	923,260
	Chiron Corp. (a)	11,500	401,235
	Genzyme Corp. (a)	19,700	1,183,773
	Gilead Sciences, Inc. (a)	35,200	1,548,448
	MedImmune, Inc. (a)	19,300	515,696
	Biotechnology Total		10,703,674
Health Care Equipment & Supplies – 2.2%
	Bausch & Lomb, Inc.	4,200	348,600
	Baxter International, Inc.	48,400	1,795,640
	Becton, Dickinson & Co.	19,700	1,033,659
	Biomet, Inc.	19,600	678,944

8

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Boston Scientific Corp. (a)	58,400	1,576,800
	C.R. Bard, Inc.	8,200	545,382
	Fisher Scientific International, Inc. (a)	9,400	610,060
	Guidant Corp.	25,300	1,702,690
	Hospira, Inc. (a)	12,300	479,700
	Medtronic, Inc.	94,200	4,878,618
	Millipore Corp. (a)	3,900	221,247
	PerkinElmer, Inc.	10,100	190,890
	St. Jude Medical, Inc. (a)	28,200	1,229,802
	Stryker Corp.	29,200	1,388,752
	Thermo Electron Corp. (a)	12,600	338,562
	Waters Corp. (a)	9,100	338,247
	Zimmer Holdings, Inc. (a)	19,200	1,462,464
	Health Care Equipment & Supplies Total		18,820,057
Health Care Providers & Services – 2.8%
	Aetna, Inc.	22,600	1,871,732
	AmerisourceBergen Corp.	8,200	567,030
	Cardinal Health, Inc.	33,400	1,923,172
	Caremark Rx, Inc. (a)	35,300	1,571,556
	CIGNA Corp.	10,200	1,091,706
	Express Scripts, Inc. (a)	11,600	579,768
	HCA, Inc.	32,600	1,847,442
	Health Management Associates, Inc., Class A	19,200	502,656
	Humana, Inc. (a)	12,600	500,724
	IMS Health, Inc.	17,700	438,429
	Laboratory Corp. of America Holdings (a)	10,500	523,950
	Manor Care, Inc.	6,700	266,191
	McKesson Corp.	23,000	1,030,170
	Medco Health Solutions, Inc. (a)	21,600	1,152,576
	Quest Diagnostics, Inc.	14,200	756,434
	Tenet Healthcare Corp. (a)	36,500	446,760
	UnitedHealth Group, Inc.	98,600	5,141,004
	WellPoint, Inc. (a)	47,700	3,321,828
	Health Care Providers & Services Total		23,533,128
Pharmaceuticals – 7.1%
	Abbott Laboratories	120,800	5,920,408
	Allergan, Inc.	10,200	869,448
	Bristol-Myers Squibb Co.	152,200	3,801,956
	Eli Lilly & Co.	88,300	4,919,193
	Forest Laboratories, Inc. (a)	26,500	1,029,525

9

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Johnson & Johnson	231,600	15,054,000
	King Pharmaceuticals, Inc. (a)	18,800	195,896
	Merck & Co., Inc.	171,600	5,285,280
	Mylan Laboratories, Inc.	21,000	404,040
	Pfizer, Inc.	579,200	15,974,336
	Schering-Plough Corp.	114,900	2,189,994
	Watson Pharmaceuticals, Inc. (a)	8,600	254,216
	Wyeth	104,300	4,641,350
	Pharmaceuticals Total		60,539,642
	HEALTH CARE TOTAL		113,596,501
INDUSTRIALS – 11.2%
Aerospace & Defense – 2.3%
	Boeing Co.	64,400	4,250,400
	General Dynamics Corp.	15,600	1,708,824
	Goodrich Corp.	9,400	385,024
	Honeywell International, Inc.	66,400	2,432,232
	L-3 Communications Holdings, Inc.	9,200	704,536
	Lockheed Martin Corp.	31,500	2,043,405
	Northrop Grumman Corp.	28,000	1,547,000
	Raytheon Co.	35,200	1,377,024
	Rockwell Collins, Inc.	13,900	662,752
	United Technologies Corp.	79,700	4,092,595
	Aerospace & Defense Total		19,203,792
Air Freight & Logistics – 1.0%
	FedEx Corp.	23,500	1,903,735
	Ryder System, Inc.	5,000	183,000
	United Parcel Service, Inc., Class B	86,800	6,003,088
	Air Freight & Logistics Total		8,089,823
Airlines – 0.1%
	Delta Air Lines, Inc. (a)	11,200	42,112
	Southwest Airlines Co.	57,500	800,975
	Airlines Total		843,087
Building Products – 0.2%
	American Standard Companies, Inc.	13,900	582,688
	Masco Corp.	33,800	1,073,488
	Building Products Total		1,656,176
Commercial Services & Supplies – 0.8%
	Allied Waste Industries, Inc. (a)	21,100	167,323
	Avery Dennison Corp.	7,900	418,384

10

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	Cendant Corp.	81,900	1,832,103
	Cintas Corp.	11,700	451,620
	Equifax, Inc.	10,100	360,671
	Monster Worldwide, Inc. (a)	9,400	269,592
	Pitney Bowes, Inc.	17,900	779,545
	R.R. Donnelley & Sons Co.	16,600	572,866
	Robert Half International, Inc.	12,400	309,628
	Waste Management, Inc.	44,200	1,252,628
	Commercial Services & Supplies Total		6,414,360
Construction & Engineering – 0.0%
	Fluor Corp.	6,700	385,853
	Construction & Engineering Total		385,853
Electrical Equipment – 0.4%
	American Power Conversion Corp.	14,100	332,619
	Cooper Industries Ltd., Class A	7,200	460,080
	Emerson Electric Co.	32,500	2,035,475
	Rockwell Automation, Inc.	13,600	662,456
	Electrical Equipment Total		3,490,630
Industrial Conglomerates – 4.5%
	3M Co.	59,900	4,330,770
	General Electric Co.	826,200	28,627,830
	Textron, Inc.	10,500	796,425
	Tyco International Ltd.	157,300	4,593,160
	Industrial Conglomerates Total		38,348,185
Machinery – 1.4%
	Caterpillar, Inc.	26,600	2,535,246
	Cummins, Inc.	3,400	253,674
	Danaher Corp.	21,400	1,120,076
	Deere & Co.	19,200	1,257,408
	Dover Corp.	15,900	578,442
	Eaton Corp.	11,700	700,830
	Illinois Tool Works, Inc.	21,300	1,697,184
	Ingersoll-Rand Co., Ltd., Class A	13,100	934,685
	ITT Industries, Inc.	7,200	702,936
	Navistar International Corp. (a)	5,100	163,200
	Paccar, Inc.	13,500	918,000
	Pall Corp.	9,700	294,492
	Parker Hannifin Corp.	9,400	582,894
	Machinery Total		11,739,067

11

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.5%
	Burlington Northern Santa Fe Corp.	29,300	1,379,444
	CSX Corp.	16,900	720,954
	Norfolk Southern Corp.	31,500	975,240
	Union Pacific Corp.	20,500	1,328,400
	Road & Rail Total		4,404,038
Trading Companies & Distributors – 0.0%
	W.W. Grainger, Inc.	6,500	356,135
	Trading Companies & Distributors Total		356,135
	INDUSTRIALS TOTAL		94,931,146
INFORMATION TECHNOLOGY – 15.1%
Communications Equipment – 2.6%
	ADC Telecommunications, Inc. (a)	9,071	197,476
	Andrew Corp. (a)	12,700	162,052
	Avaya, Inc. (a)	37,200	309,504
	CIENA Corp. (a)	44,900	93,841
	Cisco Systems, Inc. (a)	497,800	9,512,958
	Comverse Technology, Inc. (a)	15,600	368,940
	Corning, Inc. (a)	112,900	1,876,398
	JDS Uniphase Corp. (a)	112,800	171,456
	Lucent Technologies, Inc. (a)	345,100	1,004,241
	Motorola, Inc.	191,000	3,487,660
	QUALCOMM, Inc.	127,300	4,202,173
	Scientific-Atlanta, Inc.	11,900	395,913
	Tellabs, Inc. (a)	34,900	303,630
	Communications Equipment Total		22,086,242
Computers & Peripherals – 3.6%
	Apple Computer, Inc. (a)	64,200	2,363,202
	Dell, Inc. (a)	188,600	7,451,586
	EMC Corp. (a)	187,200	2,566,512
	Gateway, Inc. (a)	23,100	76,230
	Hewlett-Packard Co.	224,800	5,285,048
	International Business Machines Corp.	125,700	9,326,940
	Lexmark International, Inc., Class A (a)	9,900	641,817
	NCR Corp. (a)	14,600	512,752
	Network Appliance, Inc. (a)	28,500	805,695
	QLogic Corp. (a)	7,100	219,177
	Seagate Technology, Inc., Escrow Shares (a)(c)	18,766	187

12

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	Sun Microsystems, Inc. (a)	265,300	989,569
	Computers & Peripherals Total		30,238,715
Electronic Equipment & Instruments – 0.3%
	Agilent Technologies, Inc. (a)	33,700	775,774
	Jabil Circuit, Inc. (a)	14,300	439,439
	Molex, Inc.	13,100	341,124
	Sanmina-SCI Corp. (a)	40,900	223,723
	Solectron Corp. (a)	75,700	286,903
	Symbol Technologies, Inc.	18,900	186,543
	Tektronix, Inc.	6,900	160,563
	Electronic Equipment & Instruments Total		2,414,069
Internet Software & Services – 0.4%
	Yahoo!, Inc. (a)	102,300	3,544,695
	Internet Software & Services Total		3,544,695
IT Services – 1.1%
	Affiliated Computer Services, Inc., Class A (a)	9,900	505,890
	Automatic Data Processing, Inc.	45,400	1,905,438
	Computer Sciences Corp. (a)	14,300	624,910
	Convergys Corp. (a)	11,100	157,842
	Electronic Data Systems Corp.	40,400	777,700
	First Data Corp.	60,700	2,436,498
	Fiserv, Inc. (a)	14,900	639,955
	Paychex, Inc.	27,700	901,358
	Sabre Holdings Corp., Class A	10,200	203,490
	SunGard Data Systems, Inc. (a)	22,600	794,842
	Unisys Corp. (a)	26,400	167,112
	IT Services Total		9,115,035
Office Electronics – 0.1%
	Xerox Corp. (a)	74,600	1,028,734
	Office Electronics Total		1,028,734
Semiconductors & Semiconductor Equipment – 3.2%
	Advanced Micro Devices, Inc. (a)	30,800	534,072
	Altera Corp. (a)	28,900	572,798
	Analog Devices, Inc.	28,800	1,074,528
	Applied Materials, Inc.	128,100	2,072,658
	Applied Micro Circuits Corp. (a)	23,900	61,184
	Broadcom Corp., Class A (a)	22,800	809,628
	Freescale Semiconductor, Inc. (a)	31,300	662,934

13

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Intel Corp.	480,900	12,532,254
	KLA-Tencor Corp.	15,300	668,610
	Linear Technology Corp.	23,800	873,222
	LSI Logic Corp. (a)	30,200	256,398
	Maxim Integrated Products, Inc.	25,500	974,355
	Micron Technology, Inc. (a)	47,900	489,059
	National Semiconductor Corp.	27,200	599,216
	Novellus Systems, Inc. (a)	10,800	266,868
	NVIDIA Corp. (a)	13,200	352,704
	PMC-Sierra, Inc. (a)	14,100	131,553
	Teradyne, Inc.	15,300	183,141
	Texas Instruments, Inc.	129,500	3,635,065
	Xilinx, Inc.	27,300	696,150
	Semiconductors & Semiconductor Equipment Total		27,446,397
Software – 3.8%
	Adobe Systems, Inc.	38,100	1,090,422
	Autodesk, Inc.	17,800	611,786
	BMC Software, Inc. (a)	17,300	310,535
	Citrix Systems, Inc. (a)	13,200	285,912
	Computer Associates International, Inc.	41,500	1,140,420
	Compuware Corp. (a)	30,300	217,857
	Electronic Arts, Inc. (a)	23,900	1,352,979
	Intuit, Inc. (a)	14,400	649,584
	Mercury Interactive Corp. (a)	6,700	257,012
	Microsoft Corp.	782,700	19,442,268
	Novell, Inc. (a)	29,700	184,140
	Oracle Corp. (a)	344,400	4,546,080
	Parametric Technology Corp. (a)	21,200	135,256
	Siebel Systems, Inc.	40,200	357,780
	Symantec Corp. (a)	55,400	1,204,396
	VERITAS Software Corp. (a)	33,300	812,520
	Software Total		32,598,947
	INFORMATION TECHNOLOGY TOTAL		128,472,834
MATERIALS – 2.9%
Chemicals – 1.6%
	Air Products & Chemicals, Inc.	17,900	1,079,370
	Dow Chemical Co.	74,900	3,335,297
	E.I. du Pont de Nemours & Co.	77,600	3,337,576

14

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Eastman Chemical Co.	6,300	347,445
	Ecolab, Inc.	17,100	553,356
	Engelhard Corp.	9,400	268,370
	Great Lakes Chemical Corp.	4,100	129,027
	Hercules, Inc. (a)	8,800	124,520
	International Flavors & Fragrances, Inc.	6,900	249,918
	Monsanto Co.	20,900	1,313,983
	PPG Industries, Inc.	13,400	840,984
	Praxair, Inc.	25,200	1,174,320
	Rohm and Haas Co.	15,000	695,100
	Sigma-Aldrich Corp.	5,400	302,616
	Chemicals Total		13,751,882
Construction Materials – 0.1%
	Vulcan Materials Co.	8,000	519,920
	Construction Materials Total		519,920
Containers & Packaging – 0.2%
	Ball Corp.	8,600	309,256
	Bemis Co., Inc.	8,300	220,282
	Pactiv Corp. (a)	11,600	250,328
	Sealed Air Corp. (a)	6,500	323,635
	Temple-Inland, Inc.	9,700	360,355
	Containers & Packaging Total		1,463,856
Metals & Mining – 0.6%
	Alcoa, Inc.	67,900	1,774,227
	Allegheny Technologies, Inc.	7,000	154,420
	Freeport-McMoRan Copper & Gold, Inc., Class B	14,000	524,160
	Newmont Mining Corp.	34,700	1,354,341
	Nucor Corp.	12,500	570,250
	Phelps Dodge Corp.	7,500	693,750
	United States Steel Corp.	8,900	305,893
	Metals & Mining Total		5,377,041
Paper & Forest Products – 0.4%
	Georgia-Pacific Corp.	20,300	645,540
	International Paper Co.	38,200	1,154,022
	Louisiana-Pacific Corp.	8,600	211,388
	MeadWestvaco Corp.	14,500	406,580

15

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Weyerhaeuser Co.	19,100	1,215,715
	Paper & Forest Products Total		3,633,245
	MATERIALS TOTAL		24,745,944
TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.9%
	ALLTEL Corp.	25,500	1,588,140
	AT&T Corp.	62,400	1,188,096
	BellSouth Corp.	142,600	3,788,882
	CenturyTel, Inc.	10,200	353,226
	Citizens Communications Co.	26,500	356,160
	Qwest Communications International, Inc. (a)	130,300	483,413
	SBC Communications, Inc.	257,300	6,110,875
	Sprint Corp.	115,300	2,892,877
	Verizon Communications, Inc.	215,600	7,448,980
	Diversified Telecommunication Services Total		24,210,649
Wireless Telecommunication Services – 0.3%
	Nextel Communications, Inc., Class A (a)	87,700	2,833,587
	Wireless Telecommunication Services Total		2,833,587
	TELECOMMUNICATION SERVICES TOTAL		27,044,236
UTILITIES – 3.5%
Electric Utilities – 2.2%
	Allegheny Energy, Inc. (a)	12,700	320,294
	Ameren Corp.	15,800	873,740
	American Electric Power Co., Inc.	29,900	1,102,413
	CenterPoint Energy, Inc.	22,600	298,546
	Cinergy Corp.	15,400	690,228
	Consolidated Edison, Inc.	18,900	885,276
	DTE Energy Co.	13,600	636,072
	Edison International	25,400	1,029,970
	Entergy Corp.	16,500	1,246,575
	Exelon Corp.	52,100	2,674,293
	FirstEnergy Corp.	25,700	1,236,427
	FPL Group, Inc.	30,500	1,282,830
	PG&E Corp.	28,800	1,081,152
	Pinnacle West Capital Corp.	7,700	342,265
	PPL Corp.	14,800	878,824
	Progress Energy, Inc.	19,400	877,656
	Southern Co.	58,000	2,010,860

16

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	TECO Energy, Inc.	16,100	304,451
	Xcel Energy, Inc.	31,300	610,976
	Electric Utilities Total		18,382,848
Gas Utilities – 0.1%
	KeySpan Corp.	13,500	549,450
	Nicor, Inc.	3,400	139,978
	NiSource, Inc.	21,200	524,276
	Peoples Energy Corp.	3,000	130,380
	Gas Utilities Total		1,344,084
Independent Power Producers & Energy Traders – 0.7%
	AES Corp. (a)	50,900	833,742
	Calpine Corp. (a)	41,900	142,460
	Constellation Energy Group, Inc.	13,800	796,122
	Duke Energy Corp.	72,200	2,146,506
	Dynegy, Inc., Class A (a)	25,900	125,874
	TXU Corp.	18,700	1,553,783
	Independent Power Producers & Energy Traders Total		5,598,487
Multi-Utilities – 0.5%
	CMS Energy Corp. (a)	17,000	256,020
	Dominion Resources, Inc.	26,500	1,944,835
	Public Service Enterprise Group, Inc.	18,600	1,131,252
	Sempra Energy	18,600	768,366
	Multi-Utilities Total		4,100,473
	UTILITIES TOTAL		29,425,892

	Total Common Stocks (cost of $733,064,040)		848,233,270
Investment Company – 0.1%
	SPDR Trust Series 1	7,800	929,604

	Total Investment Company (cost of $902,961)		929,604

	Total Investments – 100.0% (cost of $733,967,001)(d)		849,162,874

	Other Assets & Liabilities, Net – 0.0%		(147,512)

	Net Assets – 100.0%		849,015,362

17

Notes to Investment Portfolio:

*	Security Valuation

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Investments in Affiliates as of June 30, 2005:

	Security Name: Bank of America Corp., effective April 1, 2004, the parent company of the Investment Advisor.

	Shares as of 03/31/05:	322,400
	Shares purchased:	0
	Shares sold:	(131,100)
	Shares as of 06/30/05:	191,300
	Net realized gain:	$3,035,951
	Dividend income earned:	$61,245
	Value at end of period:	$14,289,613

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Cost for federal income tax purposes is $733,967,001.

(e)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$239,194,056	$(123,998,183)	$115,195,873

Acronym	Name

REIT	Real Estate Investment Trust

18

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Small Company Index Fund

		Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY – 17.7%
Auto Components – 0.2%
	Midas, Inc. (a)	10,000	230,000
	Standard Motor Products, Inc.	10,000	132,000
	Superior Industries International, Inc.	16,300	386,310
	Auto Components Total		748,310
Automobiles – 0.4%
	Coachmen Industries, Inc.	10,000	125,300
	Fleetwood Enterprises, Inc. (a)	37,000	375,550
	Monaco Coach Corp.	19,600	336,924
	Winnebago Industries, Inc.	20,200	661,550
	Automobiles Total		1,499,324
Distributors – 0.2%
	Audiovox Corp., Class A (a)	14,000	217,000
	Building Material Holding Corp.	9,300	644,397
	Distributors Total		861,397
Hotels, Restaurants & Leisure – 3.9%
	Argosy Gaming Co. (a)	18,700	871,607
	Aztar Corp. (a)	23,200	794,600
	Bally Total Fitness Holding Corp. (a)	22,700	73,548
	CEC Entertainment, Inc. (a)	23,400	984,906
	IHOP Corp.	13,300	577,087
	Jack in the Box, Inc. (a)	23,400	887,328
	Landry’s Restaurants, Inc.	13,500	406,215
	Lone Star Steakhouse & Saloon	12,800	389,248
	Marcus Corp.	18,300	388,326
	Multimedia Games, Inc. (a)	18,200	200,382
	O’Charleys, Inc. (a)	14,800	261,368
	P.F. Chang’s China Bistro, Inc. (a)	17,400	1,026,252
	Panera Bread Co. (a)	20,500	1,272,743
	Papa John’s International, Inc. (a)	9,500	379,715
	Pinnacle Entertainment, Inc. (a)	26,900	526,164
	RARE Hospitality International, Inc. (a)	22,800	694,716
	Ryan’s Restaurant Group, Inc. (a)	27,900	390,879
	Shuffle Master, Inc. (a)	23,400	655,902
	Sonic Corp. (a)	40,100	1,224,253
	Steak n Shake Co. (a)	18,500	344,470
	Triarc Companies, Inc.	37,600	558,736
	WMS Industries, Inc. (a)	17,500	590,625
	Hotels, Restaurants & Leisure Total		13,499,070

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – 3.3%
	Applica, Inc. (a)	14,900	48,127
	Bassett Furniture Industries, Inc.	7,300	137,678
	Champion Enterprises, Inc. (a)	50,300	499,982
	Department 56, Inc. (a)	9,200	94,300
	Enesco Group, Inc. (a)	9,700	29,003
	Ethan Allen Interiors, Inc.	23,200	777,432
	Fedders Corp.	18,100	39,820
	Interface, Inc., Class A (a)	33,000	265,650
	La-Z-Boy, Inc.	34,700	505,579
	Libbey, Inc.	9,200	145,452
	M.D.C. Holdings, Inc.	25,300	2,080,925
	Meritage Corp. (a)	16,200	1,287,900
	National Presto Industries, Inc.	3,900	171,873
	NVR, Inc. (a)	3,600	2,916,000
	Russ Berrie & Co., Inc.	11,200	143,472
	Skyline Corp.	5,100	203,643
	Standard Pacific Corp.	22,500	1,978,875
	Household Durables Total		11,325,711
Internet & Catalog Retail – 0.2%
	Insight Enterprises, Inc. (a)	32,200	649,796
	J Jill Group, Inc. (a)	12,600	173,250
	Internet & Catalog Retail Total		823,046
Leisure Equipment & Products – 1.3%
	Action Performance Companies, Inc. (a)	12,400	109,368
	Arctic Cat, Inc.	10,500	215,565
	JAKKS Pacific, Inc. (a)	17,700	340,017
	K2, Inc. (a)	31,600	400,688
	Meade Instruments Corp. (a)	11,200	31,248
	Nautilus Group, Inc.	21,000	598,500
	Polaris Industries, Inc.	28,300	1,528,200
	SCP Pool Corp.	34,900	1,224,641
	Sturm Ruger & Co., Inc.	16,100	134,757
	Leisure Equipment & Products Total		4,582,984
Media – 0.6%
	4Kids Entertainment, Inc. (a)	8,900	176,932
	ADVO, Inc.	20,800	662,480
	Arbitron, Inc.	20,900	896,610
	Thomas Nelson, Inc.	8,700	189,312
		Media Total	1,925,334

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 0.3%
	Fred’s, Inc.	26,500	439,370
	ShopKo Stores, Inc.	20,000	486,200
	Multiline Retail Total		925,570
Specialty Retail – 5.3%
	Aaron Rents, Inc.	29,500	734,255
	Burlington Coat Factory Warehouse Corp.	21,100	899,704
	Cato Corp., Class A	20,850	430,552
	Children’s Place Retail Stores, Inc. (a)	14,000	653,380
	Christopher & Banks Corp.	23,800	434,588
	Cost Plus, Inc. (a)	14,600	364,124
	Dress Barn, Inc. (a)	17,300	391,499
	Electronics Boutique Holdings Corp.(a)	12,100	768,229
	Finish Line, Inc., Class A	30,900	584,628
	GameStop Corp., Class B (a)	34,300	1,025,570
	Genesco, Inc. (a)	15,100	560,059
	Goody’s Family Clothing, Inc.	17,500	129,063
	Group 1 Automotive, Inc. (a)	15,700	377,428
	Guitar Center, Inc. (a)	17,200	1,003,964
	Gymboree Corp. (a)	20,700	282,762
	Hancock Fabrics, Inc.	12,700	84,328
	Haverty Furniture Companies, Inc.	15,100	223,178
	Hibbett Sporting Goods, Inc. (a)	15,800	597,872
	Hot Topic, Inc. (a)	29,900	571,688
	Jo-Ann Stores, Inc. (a)	15,400	406,406
	Linens ‘N Things, Inc. (a)	30,100	712,166
	Men’s Wearhouse, Inc. (a)	34,150	1,175,784
	Movie Gallery, Inc.	19,100	504,813
	Pep Boys-Manny, Moe & Jack, Inc.	37,000	500,980
	Select Comfort Corp. (a)	24,000	514,320
	Sonic Automotive, Inc.	23,800	505,988
	Stage Stores, Inc. (a)	12,000	523,200
	Stein Mart, Inc.	23,000	506,000
	TBC Corp. (a)	14,900	404,237
	Too, Inc. (a)	22,000	514,140
	Tractor Supply Co. (a)	23,800	1,168,580
	Zale Corp. (a)	34,000	1,077,460
	Specialty Retail Total		18,630,945
Textiles, Apparel & Luxury Goods – 2.0%
	Ashworth, Inc. (a)	9,200	82,892
	Brown Shoe Co., Inc.	12,200	477,630

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Fossil, Inc. (a)	37,400	848,980
	Haggar Corp.	4,200	85,470
	K-Swiss, Inc.	19,900	643,566
	Kellwood Co.	18,500	497,650
	Oshkosh B’Gosh, Inc., Class A	7,900	205,321
	Oxford Industries, Inc.	10,200	439,110
	Phillips-Van Heusen Corp.	21,100	689,759
	Quiksilver, Inc. (a)	77,800	1,243,244
	Russell Corp.	21,900	447,855
	Stride Rite Corp.	24,100	332,339
	Wolverine World Wide, Inc.	38,500	924,385
	Textiles, Apparel & Luxury Goods Total		6,918,201
	CONSUMER DISCRETIONARY TOTAL		61,739,892
CONSUMER STAPLES – 3.7%
Food & Staples Retailing – 1.2%
	Casey’s General Stores, Inc.	33,400	661,988
	Great Atlantic & Pacific Tea Co., Inc. (a)	18,700	543,422
	Longs Drug Stores Corp.	21,700	934,185
	Nash Finch Co.	8,500	312,290
	Performance Food Group Co. (a)	31,200	942,552
	United Natural Foods, Inc. (a)	25,900	786,583
	Food & Staples Retailing Total		4,181,020
Food Products – 1.7%
	American Italian Pasta Co., Inc.	12,300	258,546
	Corn Products International, Inc.	50,000	1,188,000
	Delta & Pine Land Co.	24,000	601,440
	Flowers Foods, Inc.	24,600	869,856
	Hain Celestial Group, Inc. (a)	22,200	432,900
	J & J Snack Foods Corp.	5,300	277,455
	Lance, Inc.	18,800	323,548
	Peet’s Coffee & Tea, Inc. (a)	8,100	267,624
	Ralcorp Holdings, Inc. (a)	19,700	810,655
	Sanderson Farms, Inc.	10,400	472,576
	TreeHouse Foods, Inc. (a)	20,000	570,200
	Food Products Total		6,072,800
Household Products – 0.4%
	Spectrum Brands, Inc. (a)	29,000	957,000
	WD-40 Co.	11,100	310,023
	Household Products Total		1,267,023

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.3%
	Natures Sunshine Products, Inc.	8,900	155,216
	NBTY, Inc. (a)	40,700	1,055,758
	Personal Products Total		1,210,974
Tobacco – 0.1%
	Alliance One International, Inc.	58,100	349,181
	Tobacco Total		349,181
	CONSUMER STAPLES TOTAL		13,080,998
ENERGY – 7.3%
Energy Equipment & Services – 3.0%
	Atwood Oceanics, Inc. (a)	9,000	554,040
	CAL Dive International, Inc. (a)	25,700	1,345,909
	CARBO Ceramics, Inc.	9,600	758,016
	Dril-Quip, Inc. (a)	8,000	232,080
	Hydril Co. (a)	14,300	777,205
	Input/Output, Inc. (a)	45,000	282,600
	Lone Star Technologies, Inc. (a)	19,800	900,900
	Maverick Tube Corp. (a)	28,500	849,300
	Oceaneering International, Inc. (a)	17,300	668,645
	Offshore Logistics, Inc. (a)	15,500	509,020
	SEACOR Holdings, Inc. (a)	16,500	1,060,950
	Tetra Technologies, Inc. (a)	15,000	477,750
	Unit Corp. (a)	27,800	1,223,478
	Veritas DGC, Inc. (a)	22,500	624,150
	W-H Energy Services, Inc. (a)	18,600	463,698
	Energy Equipment & Services Total		10,727,741
Oil, Gas & Consumable Fuels – 4.3%
	Cabot Oil & Gas Corp., Class A	32,500	1,127,750
	Cimarex Energy Co. (a)	54,100	2,105,031
	Frontier Oil Corp.	36,400	1,068,340
	Massey Energy Co.	51,000	1,923,720
	Penn Virginia Corp.	12,300	549,441
	Petroleum Development Corp. (a)	11,000	350,350
	Remington Oil & Gas Corp. (a)	17,100	610,470
	Southwestern Energy Co. (a)	48,500	2,278,530
	Spinnaker Exploration Co. (a)	20,300	720,447
	St. Mary Land & Exploration Co.	38,100	1,104,138
	Stone Energy Corp. (a)	17,000	831,300
	Swift Energy Co. (a)	18,800	673,416
	Vintage Petroleum, Inc.	40,400	1,230,988

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	World Fuel Services Corp.	15,200	355,832
	Oil, Gas & Consumable Fuels Total		14,929,753
	ENERGY TOTAL		25,657,494
FINANCIALS – 15.3%
Capital Markets – 0.3%
	Investment Technology Group, Inc. (a)	28,000	588,560
	Piper Jaffray Companies, Inc. (a)	13,700	416,891
	SWS Group, Inc.	10,600	182,108
	Capital Markets Total		1,187,559
Commercial Banks – 5.6%
	Amegy Bancorp, Inc.	46,700	1,045,146
	Boston Private Financial Holdings, Inc.	18,600	468,720
	Central Pacific Financial Corp.	20,200	719,120
	Chittenden Corp.	30,900	840,480
	Community Bank System, Inc.	20,200	492,678
	East-West Bancorp, Inc.	35,000	1,175,650
	First Bancorp. Puerto Rico	25,500	1,023,825
	First Midwest Bancorp, Inc.	30,400	1,069,168
	First Republic Bank	16,100	568,813
	Gold Banc Corp., Inc.	26,000	378,300
	Hudson United BanCorp	29,800	1,075,780
	Irwin Financial Corp.	15,400	341,726
	Nara Bancorp, Inc.	15,500	227,540
	PrivateBancorp, Inc.	12,500	442,250
	Provident Bankshares Corp.	21,900	698,829
	Republic Bancorp, Inc.	46,600	698,068
	South Financial Group, Inc.	49,500	1,406,790
	Sterling Bancshares, Inc.	30,100	468,356
	Susquehanna Bancshares, Inc.	31,000	762,290
	TrustCo Bank Corp.	50,000	653,000
	UCBH Holdings, Inc.	60,800	987,392
	Umpqua Holdings Corp.	29,600	696,784
	United Bankshares, Inc.	25,900	922,299
	Whitney Holding Corp.	41,850	1,365,566
	Wintrust Financial Corp.	15,600	816,660
	Commercial Banks Total		19,345,230
Consumer Finance – 0.3%
	Cash America International, Inc.	19,500	392,340
	Rewards Network, Inc. (a)	14,200	76,680

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – (continued)
	World Acceptance Corp. (a)	12,400	372,620
	Consumer Finance Total		841,640
Diversified Financial Services – 0.1%
	Financial Federal Corp.	11,600	448,224
	Diversified Financial Services Total		448,224
Insurance – 2.6%
	Delphi Financial Group, Inc., Class A	19,900	878,585
	Hilb Rogal & Hobbs Co.	23,700	815,280
	Infinity Property & Casualty Corp.	13,800	481,344
	LandAmerica Financial Group, Inc.	12,000	712,440
	Philadelphia Consolidated Holding Co. (a)	13,900	1,178,164
	Presidential Life Corp.	17,000	290,870
	ProAssurance Corp. (a)	19,500	814,320
	RLI Corp.	15,400	686,840
	SCPIE Holdings, Inc. (a)	6,600	75,174
	Selective Insurance Group, Inc.	18,900	936,495
	Stewart Information Services Corp. (a)	12,100	508,200
	UICI	27,000	803,790
	Zenith National Insurance Corp.	14,800	1,004,328
	Insurance Total		9,185,830
Real Estate – 4.0%
	Acadia Realty Trust, REIT	20,900	389,785
	Capital Automotive, REIT	28,300	1,080,211
	Colonial Properties Trust	26,300	1,157,200
	Commercial Net Lease Realty, Inc., REIT	34,700	710,309
	CRT Properties, Inc.	21,200	578,760
	EastGroup Properties, Inc., REIT	14,600	614,806
	Entertainment Properties Trust, REIT	17,000	782,000
	Essex Property Trust, Inc., REIT	15,300	1,270,818
	Gables Residential Trust	19,500	842,985
	Glenborough Realty Trust, Inc.	24,000	494,160
	Kilroy Realty Corp., REIT	19,200	911,808
	Lexington Corporate Properties Trust	32,700	794,937
	New Century Financial Corp.	34,500	1,775,025
	Parkway Properties, Inc., REIT	9,400	470,094
	Shurgard Storage Centers, Inc., Class A, REIT	31,000	1,424,760
	Sovran Self Storage, Inc., REIT	10,700	486,422
	Real Estate Total		13,784,080

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.4%
	Anchor BanCorp Wisconsin, Inc.	13,900	420,614
	BankAtlantic Bancorp, Inc., Class A	35,400	670,830
	Bankunited Financial Corp.	18,700	505,648
	Brookline Bancorp, Inc.	41,000	666,660
	Commercial Federal Corp.	25,400	855,472
	Dime Community Bancshares	22,300	338,960
	Downey Financial Corp.	15,700	1,149,240
	FirstFed Financial Corp. (a)	11,000	655,710
	Flagstar BanCorp, Inc.	31,400	594,402
	Fremont General Corp.	47,600	1,158,108
	MAF Bancorp, Inc.	20,400	869,652
	Sterling Financial Corp.	15,300	572,220
	Thrifts & Mortgage Finance Total		8,457,516
	FINANCIALS TOTAL		53,250,079
HEALTH CARE – 13.1%
Biotechnology – 0.3%
	ArQule, Inc. (a)	20,800	134,784
	Enzo Biochem, Inc. (a)	19,900	356,807
	Regeneron Pharmaceuticals, Inc. (a)	32,100	269,319
	Savient Pharmaceuticals, Inc. (a)	40,400	178,164
	Biotechnology Total		939,074
Health Care Equipment & Supplies – 6.3%
	Advanced Neuromodulation Systems, Inc. (a)	13,200	523,776
	American Medical Systems Holdings, Inc. (a)	41,300	852,845
	Analogic Corp.	8,400	422,688
	ArthroCare Corp. (a)	16,100	562,534
	BioLase Technology, Inc.	15,400	97,328
	Biosite, Inc. (a)	11,200	615,888
	CONMED Corp. (a)	19,500	600,015
	Cooper Companies, Inc.	29,300	1,783,198
	Cyberonics, Inc. (a)	15,000	650,850
	Datascope Corp.	9,100	303,485
	Diagnostic Products Corp.	17,500	828,275
	Dionex Corp. (a)	12,800	558,208
	DJ Orthopedics, Inc. (a)	13,300	364,819
	Greatbatch, Inc. (a)	14,400	344,160
	Haemonetics Corp. (a)	17,500	711,200

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Hologic, Inc. (a)	14,500	576,375
	ICU Medical, Inc. (a)	9,200	295,964
	IDEXX Laboratories, Inc. (a)	21,700	1,352,561
	Immucor, Inc. (a)	30,200	874,290
	Integra LifeSciences Holdings Corp. (a)	16,600	484,720
	Intermagnetics General Corp. (a)	17,000	522,920
	Invacare Corp.	21,000	931,560
	Kensey Nash Corp. (a)	7,600	229,824
	Mentor Corp.	24,900	1,032,852
	Merit Medical Systems, Inc. (a)	17,700	272,757
	Osteotech, Inc. (a)	11,400	41,952
	PolyMedica Corp.	18,600	663,276
	Possis Medical, Inc. (a)	11,500	116,495
	ResMed, Inc. (a)	23,200	1,530,968
	Respironics, Inc. (a)	47,600	1,718,836
	SurModics, Inc. (a)	11,100	481,407
	Sybron Dental Specialties, Inc. (a)	26,700	1,004,454
	Theragenics Corp. (a)	21,200	68,264
	Viasys Healthcare, Inc. (a)	19,700	445,023
	Vital Signs, Inc.	6,100	264,252
	Health Care Equipment & Supplies Total		22,128,019
Health Care Providers & Services – 5.5%
	Accredo Health, Inc. (a)	33,000	1,498,200
	Amedisys, Inc. (a)	10,300	378,834
	American Healthways, Inc. (a)	22,100	934,167
	AMERIGROUP Corp. (a)	34,000	1,366,800
	AmSurg Corp. (a)	19,600	542,724
	Centene Corp. (a)	27,800	933,524
	Cerner Corp. (a)	22,100	1,502,137
	Chemed Corp.	16,800	686,784
	Cross Country Healthcare, Inc. (a)	17,600	299,200
	CryoLife, Inc. (a)	15,000	116,400
	Dendrite International, Inc. (a)	28,300	390,540
	Gentiva Health Services, Inc. (a)	15,500	276,830
	Hooper Holmes, Inc.	43,400	180,110
	LabOne, Inc. (a)	11,600	461,796
	LCA-Vision, Inc.	12,000	581,520
	NDC Health Corp.	24,000	431,280
	Odyssey Healthcare, Inc. (a)	22,900	330,218
	Owens & Minor, Inc.	26,400	854,040

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	PAREXEL International Corp. (a)	17,400	345,390
	Pediatrix Medical Group, Inc. (a)	15,200	1,117,808
	Pharmaceutical Product Development, Inc. (a)	35,200	1,649,472
	Priority Healthcare Corp., Class B (a)	24,200	613,712
	RehabCare Group, Inc. (a)	11,100	296,703
	SFBC International, Inc. (a)	11,400	440,382
	Sierra Health Services, Inc. (a)	17,800	1,271,988
	Sunrise Senior Living, Inc. (a)	12,700	685,546
	United Surgical Partners International, Inc. (a)	19,200	999,936
	Health Care Providers & Services Total		19,186,041
Pharmaceuticals – 1.0%
	Alpharma, Inc., Class A	31,400	454,358
	Bradley Pharmaceuticals, Inc. (a)	9,900	106,425
	Connetics Corp. (a)	23,100	407,484
	Medicis Pharmaceutical Corp., Class A	36,100	1,145,453
	MGI Pharma, Inc. (a)	47,700	1,037,952
	Noven Pharmaceuticals, Inc. (a)	15,700	274,436
	Pharmaceuticals Total		3,426,108
	HEALTH CARE TOTAL		45,679,242
INDUSTRIALS – 16.2%
Aerospace & Defense – 2.6%
	AAR Corp. (a)	21,600	339,336
	Applied Signal Technology, Inc.	7,600	144,704
	Armor Holdings, Inc. (a)	23,000	911,030
	Ceradyne, Inc. (a)	16,300	392,341
	Cubic Corp.	14,000	248,360
	Curtiss-Wright Corp.	14,400	776,880
	DRS Technologies, Inc.	18,400	943,552
	EDO Corp.	11,800	352,938
	Engineered Support Systems, Inc.	27,700	992,491
	Esterline Technologies Corp. (a)	16,700	669,336
	GenCorp, Inc. (a)	34,000	654,840
	Kaman Corp., Class A	15,200	274,208
	Mercury Computer Systems, Inc. (a)	13,900	380,443
	Moog, Inc., Class A (a)	24,400	768,356
	Teledyne Technologies, Inc. (a)	22,100	720,018

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Triumph Group, Inc. (a)	10,600	368,456
	Aerospace & Defense Total		8,937,289
Air Freight & Logistics – 0.4%
	EGL, Inc. (a)	31,200	633,984
	Forward Air Corp.	21,500	607,805
	Air Freight & Logistics Total		1,241,789
Airlines – 0.3%
	Frontier Airlines, Inc. (a)	24,000	247,920
	Mesa Air Group, Inc. (a)	20,000	134,200
	Skywest, Inc.	38,400	698,112
	Airlines Total		1,080,232
Building Products – 0.9%
	Apogee Enterprises, Inc.	18,200	279,734
	ElkCorp	12,700	362,585
	Griffon Corp. (a)	17,800	395,160
	Lennox International, Inc.	37,500	793,875
	Simpson Manufacturing Co., Inc.	28,100	858,455
	Universal Forest Products, Inc.	11,400	472,530
	Building Products Total		3,162,339
Commercial Services & Supplies – 3.9%
	ABM Industries, Inc.	29,800	581,100
	Administaff, Inc.	15,600	370,656
	Angelica Corp.	6,100	149,511
	Bowne & Co., Inc.	22,700	328,242
	Brady Corp., Class A	29,800	923,800
	CDI Corp.	10,400	227,968
	Central Parking Corp.	21,000	288,750
	Coinstar, Inc. (a)	16,900	383,461
	Consolidated Graphics, Inc. (a)	8,500	346,545
	CPI Corp.	5,200	93,860
	G&K Services, Inc., Class A	14,000	528,220
	Harland (John H.) Co.	18,300	695,400
	Healthcare Services Group, Inc.	15,000	301,200
	Heidrick & Struggles International, Inc. (a)	13,000	339,040
	Imagistics International, Inc. (a)	10,900	305,200
	Labor Ready, Inc. (a)	34,900	813,519
	Mobile Mini, Inc. (a)	9,800	337,904
	NCO Group, Inc. (a)	21,300	460,719
	On Assignment, Inc. (a)	16,800	83,664
	Pre-Paid Legal Services, Inc.	9,000	401,850

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	PRG-Schultz International, Inc. (a)	28,600	80,652
	School Specialty, Inc. (a)	15,200	706,800
	Sourcecorp, Inc. (a)	10,400	206,128
	Spherion Corp. (a)	41,000	270,600
	Standard Register Co.	17,600	278,256
	Tetra Tech, Inc. (a)	37,700	510,081
	United Stationers, Inc. (a)	22,100	1,085,110
	Vertrue, Inc.	6,500	253,240
	Viad Corp.	14,800	419,432
	Volt Information Sciences, Inc. (a)	7,800	185,094
	Waste Connections, Inc. (a)	31,100	1,159,719
	Watson Wyatt & Co. Holdings	21,700	556,171
	Commercial Services & Supplies Total		13,671,892
Construction & Engineering – 0.8%
	EMCOR Group, Inc. (a)	10,300	503,670
	Insituform Technologies, Inc., Class A (a)	17,800	285,334
	Shaw Group, Inc. (a)	51,600	1,109,916
	URS Corp. (a)	28,500	1,064,475
	Construction & Engineering Total		2,963,395
Industrial Conglomerates – 0.2%
	Standex International Corp.	7,700	218,757
	Tredegar Corp.	22,100	344,760
	Industrial Conglomerates Total		563,517
Machinery – 4.8%
	Albany International Corp., Class A	21,100	677,521
	Astec Industries, Inc. (a)	12,300	285,237
	Barnes Group, Inc.	14,200	470,020
	Briggs & Stratton Corp.	34,300	1,187,466
	CLARCOR, Inc.	34,300	1,003,275
	Cuno, Inc. (a)	11,500	821,560
	Gardner Denver, Inc. (a)	16,700	585,836
	IDEX Corp.	34,000	1,312,740
	JLG Industries, Inc.	33,900	931,572
	Kaydon Corp.	18,700	520,795
	Lindsay Manufacturing Co.	7,700	181,566
	Lydall, Inc. (a)	10,700	92,234
	Manitowoc Co., Inc.	20,000	820,400
	Mascotech, Inc. Escrowed Shares (a)(b)	31,800	—
	Milacron, Inc. (a)	29,500	55,755

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Mueller Industries, Inc.	24,300	658,530
	Oshkosh Truck Corp.	24,700	1,933,516
	Robbins & Myers, Inc.	8,700	187,137
	Stewart & Stevenson Services, Inc.	19,300	437,338
	Thomas Industries, Inc.	9,900	395,604
	Timken Co.	60,800	1,404,480
	Toro Co.	28,700	1,108,107
	Valmont Industries, Inc.	13,600	350,880
	Wabash National Corp.	20,700	501,561
	Watts Water Technologies, Inc., Class A	19,200	643,008
	Wolverine Tube, Inc. (a)	10,000	58,700
	Machinery Total		16,624,838
Marine – 0.2%
	Kirby Corp. (a)	15,700	708,070
	Marine Total		708,070
Road & Rail – 1.3%
	Arkansas Best Corp.	16,000	508,960
	Heartland Express, Inc.	40,400	784,972
	Kansas City Southern (a)	54,500	1,099,810
	Knight Transportation, Inc.	31,400	763,962
	Landstar System, Inc. (a)	39,700	1,195,764
	Old Dominion Freight Line (a)	12,600	338,058
	Road & Rail Total		4,691,526
Trading Companies & Distributors – 0.8%
	Applied Industrial Technologies, Inc.	18,200	587,678
	Hughes Supply, Inc.	44,200	1,242,020
	Lawson Products	4,600	178,572
	Watsco, Inc.	17,100	728,460
	Trading Companies & Distributors Total		2,736,730
	INDUSTRIALS TOTAL		56,381,617
INFORMATION TECHNOLOGY – 16.2%
Communications Equipment – 1.0%
	Bel Fuse, Inc., Class B	7,600	232,256
	Belden CDT, Inc.	31,300	663,560
	Black Box Corp.	11,500	407,100
	Brooktrout, Inc. (a)	8,400	93,744
	C-COR.net, Inc. (a)	31,700	217,145
	Digi International, Inc. (a)	15,000	177,900
	Ditech Communications Corp. (a)	21,300	138,237
	Harmonic, Inc. (a)	48,600	234,738

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	Inter-Tel, Inc.	16,000	297,760
	Netgear, Inc. (a)	14,800	275,280
	Network Equipment Technologies, Inc.(a)	16,500	85,140
	PC-Tel, Inc. (a)	13,100	102,573
	Symmetricom, Inc. (a)	30,700	318,359
	Tollgrade Communications, Inc. (a)	8,800	66,000
	ViaSat, Inc. (a)	16,100	327,313
	Communications Equipment Total		3,637,105
Computers & Peripherals – 0.8%
	Adaptec, Inc. (a)	74,800	290,224
	Avid Technology, Inc. (a)	23,400	1,246,752
	Hutchinson Technology, Inc. (a)	16,800	646,968
	Pinnacle Systems, Inc. (a)	47,200	259,600
	SBS Technologies, Inc. (a)	10,400	96,512
	Synaptics, Inc. (a)	17,100	365,256
	Computers & Peripherals Total		2,905,312
Electronic Equipment & Instruments – 5.5%
	A.O. Smith Corp.	16,400	438,044
	Acuity Brands, Inc.	29,300	752,717
	Aeroflex, Inc. (a)	49,600	416,640
	Agilysys, Inc.	19,100	299,870
	Anixter International, Inc. (a)	23,100	858,627
	Artesyn Technologies, Inc.	26,300	228,810
	Baldor Electric Co.	20,300	493,696
	BEI Technologies, Inc.	8,900	237,452
	Bell Microproducts, Inc. (a)	19,300	181,420
	Benchmark Electronics, Inc. (a)	27,700	842,634
	C&D Technologies, Inc.	16,900	155,311
	Checkpoint Systems, Inc. (a)	25,200	446,040
	Cognex Corp.	29,300	767,367
	Coherent, Inc. (a)	20,500	738,205
	CTS Corp.	24,400	299,876
	Daktronics, Inc.	11,500	230,115
	Electro Scientific Industries, Inc. (a)	19,000	339,720
	FLIR Systems, Inc. (a)	46,100	1,375,624
	Gerber Scientific, Inc. (a)	14,100	98,136
	Global Imaging Systems, Inc. (a)	15,400	490,644
	Itron, Inc. (a)	15,500	692,540
	Keithley Instruments, Inc.	10,100	155,641

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Littelfuse, Inc. (a)	14,900	414,965
	MagneTek, Inc.	19,000	48,830
	Methode Electronics, Inc., Class A	24,200	287,254
	MTS Systems Corp.	13,200	443,256
	Park Electrochemical Corp.	12,600	317,520
	Paxar Corp. (a)	25,600	454,400
	Photon Dynamics, Inc. (a)	11,200	230,832
	Planar Systems, Inc. (a)	9,800	72,030
	RadiSys Corp. (a)	13,300	214,795
	Regal-Beloit Corp.	19,300	562,788
	Rogers Corp. (a)	10,900	441,995
	Roper Industries, Inc.	28,300	2,019,771
	ScanSource, Inc. (a)	8,400	360,696
	Technitrol, Inc.	26,900	380,097
	Trimble Navigation Ltd. (a)	35,100	1,367,847
	Vicor Corp.	20,300	276,080
	Woodward Governor Co.	7,100	596,613
	X-Rite, Inc.	13,100	150,781
	Electronic Equipment & Instruments Total		19,179,679
Internet Software & Services – 0.8%
	Digital Insight Corp. (a)	23,200	554,944
	j2 Global Communications, Inc. (a)	14,500	499,380
	MIVA, Inc. (a)	18,800	87,232
	WebEx Communications, Inc. (a)	26,100	689,301
	Websense, Inc. (a)	15,900	763,995
	Zix Corp. (a)	19,800	61,974
	Internet Software & Services Total		2,656,826
IT Services – 1.7%
	CACI International, Inc., Class A (a)	19,900	1,256,884
	Carreker Corp. (a)	15,200	83,296
	CIBER, Inc. (a)	39,100	312,018
	eFunds Corp. (a)	30,100	541,499
	Global Payments, Inc.	23,800	1,613,640
	Intrado, Inc. (a)	11,700	175,032
	iPayment, Inc. (a)	6,900	251,988
	Mantech International Corp. (a)	16,700	518,368
	MAXIMUS, Inc.	13,300	469,357
	Pegasus Solutions, Inc. (a)	12,800	142,720
	Startek, Inc.	8,600	141,212

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	Talx Corp.	13,900	401,849
	IT Services Total		5,907,863
Semiconductors & Semiconductor Equipment – 2.8%
	Actel Corp. (a)	16,700	232,130
	Advanced Energy Industries, Inc. (a)	18,100	142,266
	ATMI, Inc. (a)	24,700	716,547
	Axcelis Technologies, Inc. (a)	66,600	456,876
	Brooks Automation, Inc. (a)	30,100	446,985
	Cohu, Inc.	14,400	288,720
	Cymer, Inc. (a)	24,100	635,035
	DSP Group, Inc. (a)	18,800	448,756
	ESS Technology, Inc. (a)	23,600	99,356
	Exar Corp. (a)	28,500	424,365
	FEI Co. (a)	19,400	442,514
	Helix Technology Corp.	17,400	231,072
	Kopin Corp. (a)	46,800	238,680
	Kulicke & Soffa Industries, Inc. (a)	34,400	272,104
	Microsemi Corp. (a)	41,000	770,800
	Pericom Semiconductor Corp. (a)	17,500	142,450
	Photronics, Inc. (a)	26,500	618,510
	Power Integrations, Inc. (a)	19,600	422,772
	Rudolph Technologies, Inc. (a)	10,100	144,733
	Skyworks Solutions, Inc. (a)	104,800	772,376
	Standard Microsystems Corp. (a)	12,400	289,912
	Supertex, Inc. (a)	8,700	153,642
	Ultratech, Inc. (a)	15,900	290,970
	Varian Semiconductor Equipment Associates, Inc. (a)	24,500	906,500
	Veeco Instruments, Inc. (a)	18,700	304,436
	Semiconductors & Semiconductor Equipment Total		9,892,507
Software – 3.6%
	Altiris, Inc. (a)	15,700	230,476
	ANSYS, Inc. (a)	21,000	745,710
	Captaris, Inc. (a)	19,600	81,144
	Catapult Communications Corp. (a)	7,500	127,950
	EPIQ Systems, Inc. (a)	10,500	171,780
	FactSet Research Systems, Inc.	25,900	928,256
	FileNET Corp. (a)	27,200	683,808
	Hyperion Solutions Corp. (a)	26,900	1,082,456

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Internet Security Systems, Inc. (a)	28,500	578,265
	JDA Software Group, Inc. (a)	19,300	219,634
	Kronos, Inc. (a)	21,300	860,307
	Manhattan Associates, Inc. (a)	19,500	374,595
	MapInfo Corp. (a)	13,700	143,987
	MICROS Systems, Inc. (a)	25,300	1,132,175
	MRO Software, Inc. (a)	15,300	223,533
	Napster, Inc. (a)	29,100	122,220
	NYFIX, Inc. (a)	20,500	121,155
	Phoenix Technologies Ltd. (a)	16,500	128,370
	Progress Software Corp. (a)	24,800	747,720
	Radiant Systems, Inc. (a)	16,100	183,540
	Serena Software, Inc. (a)	22,500	434,250
	Sonic Solutions (a)	15,000	279,000
	SPSS, Inc. (a)	11,100	213,231
	SS&C Technologies, Inc. (a)	10,700	338,976
	Take-Two Interactive Software, Inc. (a)	47,450	1,207,602
	THQ, Inc. (a)	27,100	793,217
	Verity, Inc. (a)	25,000	219,250
	Software Total		12,372,607
	INFORMATION TECHNOLOGY TOTAL		56,551,899
MATERIALS – 5.3%
Chemicals – 1.3%
	Arch Chemicals, Inc.	15,700	391,872
	Cambrex Corp.	17,600	335,280
	Georgia Gulf Corp.	22,700	704,835
	H.B. Fuller Co.	19,200	653,952
	MacDermid, Inc.	18,300	570,228
	Material Sciences Corp. (a)	8,900	129,584
	OM Group, Inc. (a)	18,900	466,641
	Omnova Solutions, Inc. (a)	27,100	126,286
	Penford Corp.	5,900	94,400
	PolyOne Corp. (a)	61,100	404,482
	Quaker Chemical Corp.	6,400	111,680
	Schulman (A.), Inc.	20,400	364,956
	Wellman, Inc.	21,600	220,104
	Chemicals Total		4,574,300
Construction Materials – 1.0%
	Florida Rock Industries, Inc.	24,900	1,826,415
	Headwaters, Inc. (a)	27,500	945,450

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – (continued)
	Texas Industries, Inc.	15,100	849,073
	Construction Materials Total		3,620,938
Containers & Packaging – 0.6%
	AptarGroup, Inc.	23,600	1,198,880
	Caraustar Industries, Inc. (a)	19,100	200,550
	Chesapeake Corp.	13,100	274,314
	Myers Industries, Inc.	21,900	273,750
	Rock-Tenn Co., Class A	22,300	282,095
	Containers & Packaging Total		2,229,589
Metals & Mining – 1.9%
	A.M. Castle & Co. (a)	8,600	132,956
	Aleris International, Inc. (a)	19,000	428,450
	AMCOL International Corp.	17,300	325,067
	Brush Engineered Materials, Inc. (a)	12,800	182,528
	Carpenter Technology Corp.	16,400	849,520
	Century Aluminum Co. (a)	18,400	375,360
	Cleveland-Cliffs, Inc.	14,500	837,520
	Commercial Metals Co.	40,200	957,564
	Quanex Corp.	16,800	890,568
	Reliance Steel & Aluminum Co.	19,900	737,693
	RTI International Metals, Inc. (a)	14,700	461,727
	Ryerson Tull, Inc.	16,700	238,309
	Steel Technologies, Inc.	8,100	136,890
	Metals & Mining Total		6,554,152
Paper & Forest Products – 0.5%
	Buckeye Technologies, Inc. (a)	22,200	176,934
	Deltic Timber Corp.	8,100	308,043
	Neenah Paper, Inc.	9,800	303,506
	Pope & Talbot, Inc.	10,800	119,880
	Schweitzer-Mauduit International, Inc.	10,100	314,413
	Wausau-Mosinee Paper Corp.	34,400	412,112
	Paper & Forest Products Total		1,634,888
	MATERIALS TOTAL		18,613,867
TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
	Commonwealth Telephone Enterprises, Inc.	14,100	590,931

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	General Communication, Inc., Class A (a)	33,500	330,645
	Diversified Telecommunication Services Total		921,576
	TELECOMMUNICATION SERVICES TOTAL		921,576
UTILITIES – 4.6%
Electric Utilities – 1.2%
	ALLETE, Inc.	19,800	988,020
	Central Vermont Public Service Corp.	8,100	149,850
	CH Energy Group, Inc.	10,500	510,615
	Cleco Corp.	33,200	716,124
	El Paso Electric Co. (a)	31,700	648,265
	Green Mountain Power Corp.	3,400	101,456
	UIL Holdings Corp.	9,200	495,052
	Unisource Energy Corp.	23,000	707,250
	Electric Utilities Total		4,316,632
Gas Utilities – 3.1%
	Atmos Energy Corp.	53,200	1,532,160
	Cascade Natural Gas Corp.	7,600	155,800
	Energen Corp.	48,700	1,706,935
	Laclede Group, Inc.	14,000	444,640
	New Jersey Resources Corp.	18,200	878,150
	Northwest Natural Gas Co.	18,300	699,792
	Piedmont Natural Gas Co.	51,000	1,225,020
	Southern Union Co. (a)	64,600	1,585,930
	Southwest Gas Corp.	25,000	637,750
	UGI Corp.	69,000	1,925,100
	Gas Utilities Total		10,791,277
Multi-Utilities – 0.3%
	American States Water Co.	11,200	328,944
	Avista Corp.	32,300	600,457
	Multi-Utilities Total		929,401
	UTILITIES TOTAL		16,037,310
	Total Common Stocks (cost of $252,596,348)		347,913,974
Investment Company – 0.1%
	iShares S&P SmallCap 600 Index Fund	7,200	396,144

	Total Investment Company (cost of $390,644)		396,144

		Par ($)	Value ($)
Short-Term Obligation – 0.1%

	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $320,400 (repurchase proceeds $311,023)	311,000	311,000

	Total Short-Term Obligation (cost of $311,000)		311,000

	Total Investments – 99.9% (cost of $253,297,992)(c)		348,621,118

	Other Assets & Liabilities, Net – 0.1%		185,972

	Net Assets – 100.0%		348,807,090

Notes to Investment Portfolio:
*	Security Valuation

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income Producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $253,297,992.

(d)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$127,836,470	$(32,513,344)	$95,323,126

Acronym	Name

REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
Government Obligations – 98.2%

U.S. Treasury Bonds – 30.7%

	12.000% 08/15/13	4,175,000	5,183,851
	7.500% 11/15/16	7,600,000	9,961,046
	8.750% 05/15/17	1,330,000	1,909,641
	8.875% 08/15/17	900,000	1,308,058
	8.500% 02/15/20	721,000	1,057,504
	7.875% 02/15/21	7,100,000	10,050,107
	8.125% 08/15/21	950,000	1,379,133
	7.250% 08/15/22	2,550,000	3,469,992
	6.125% 11/15/27	7,000,000	8,840,237
	5.250% 02/15/29	4,050,000	4,632,030
	U.S. Treasury Bonds Total		47,791,599
U.S. Treasury Notes – 67.5%

	2.375% 08/15/06	5,900,000	5,823,023
	6.500% 10/15/06	2,050,000	2,124,392
	3.500% 11/15/06	2,650,000	2,646,998
	3.000% 12/31/06	8,000,000	7,926,560
	2.250% 02/15/07	7,750,000	7,583,801
	3.750% 03/31/07	1,700,000	1,702,589
	4.375% 05/15/07	6,850,000	6,941,242
	3.000% 11/15/07	7,450,000	7,341,744
	5.625% 05/15/08	4,515,000	4,753,094
	3.125% 10/15/08	15,900,000	15,622,370
	2.625% 03/15/09	6,400,000	6,166,752
	5.500% 05/15/09	8,400,000	8,951,578
	5.750% 08/15/10	3,000,000	3,278,790
	5.000% 08/15/11	2,250,000	2,398,799
	4.875% 02/15/12	2,000,000	2,124,062
	4.000% 11/15/12	3,650,000	3,684,686
	3.875% 02/15/13	10,200,000	10,212,352
	4.250% 08/15/14	5,400,000	5,529,092
	4.125% 05/15/15	400,000	405,844
	U.S. Treasury Notes Total		105,217,768

	Total Government Agencies & Obligations (cost of $147,511,985)		153,009,367

1

		Par ($)	Value ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.900%, collateralized by a U.S. Treasury Bond maturing 05/15/17, market value of $1,731,000 (repurchase proceeds $1,690,127)	1,690,000	1,690,000

	Total Short-Term Obligation (cost of $1,690,000)		1,690,000

	Total Investments – 99.3% (cost of $149,202,016)(a)(b)		154,699,398

	Other Assets & Liabilities, Net – 0.7%		1,094,722

	Net Assets – 100.0%		155,794,120

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Cost for federal income tax purposes is $150,828,712.

(b)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,522,362	$(1,651,676)	$3,870,686

2

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust V

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 29, 2005